Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Project	Resource	Ext. Method
#: 1
	$ 80,000	Taxes	UNITED STATES	United States Federal Government [Member]		Oil And Natural Gas [Member]	Well
#: 2
	2,677	Royalties	UNITED STATES	United States Federal Government [Member]	Louisiana [Member]	Oil And Natural Gas [Member]	Well
#: 3
	$ 1,332	Fees	UNITED STATES	United States Federal Government [Member]	Pennsylvania [Member]	Oil And Natural Gas [Member]	Well